Average Annual Total Returns - AZL Mid Cap Index Fund	Apr. 30, 2021
SPMidCap400Index [Member]
Average Annual Return:
1 Year	13.66%	[1]
5 Years	12.35%	[1]
10 Years	11.51%	[1]
Since Inception	14.69%	[1]
AZL Mid Cap Index Fund Class 2
Average Annual Return:
1 Year	14.53%
5 Years	11.99%
10 Years	11.02%
Since Inception
AZL Mid Cap Index Fund Class 1
Average Annual Return:
1 Year	14.82%
5 Years
10 Years
Since Inception	12.17%
Inception Date	Oct. 17, 2016

[1]	Reflects no deduction for fees, expenses, or taxes.